Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of financial expenses net
	Year ended December 31,
	2020	2019	2018
Financial expenses:

Revaluation of warrants	$11,373	$-	$-
Foreign currency transaction loss, net	-	-	276
Others	17	15	42

Total financial expenses, net	11,390	15	318

Financial income:

Interest from deposits	(474)	(60)	(126)
Revaluation of warrants	-	(11,365)	(24,473)
Foreign currency transaction gains, net	(243)	(245)	-
Other	(76)	-	-

Total financial income:	(793)	(11,670)	(25,599)

Financial expense (income), net	$10,597	$(11,655)	$(24,281)